INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets, Net [Abstract]
NOLs and tax credit carry forwards	$ 785,809	$ 971,728
Compensation and benefit plans	49,698	93,939
Partnership investments	68,054	113,473
Restructuring liability	33,247	37,393
Other liabilities	40,149	45,561
Liabilities under derivative contracts	21,034	31,529
Interest deferred for tax purposes	128,516	39,633
Other	8,849	6,615
Deferred tax asset	1,135,356	1,339,871
Valuation allowance	(3,000)	(3,125)
Net deferred tax asset, noncurrent	1,132,356	1,336,746
Deferred Tax Liabilities, Net [Abstract]
Fixed assets and intangibles	(5,729,274)	(9,065,635)
Investments	(113,628)	(187,795)
Prepaid expenses	(8,105)	(10,172)
Fair value adjustments related to debt and deferred financing costs	(40,215)	(30,535)
Other	(10,420)	(14,109)
Deferred tax liability, noncurrent	(5,901,642)	(9,308,246)
Total net deferred tax liability	$ (4,769,286)	$ (7,971,500)